Income Taxes Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Income Tax Expense (Benefit)	$ 2,600,000	$ 44,000,000	$ 3,600,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	200,000	200,000
U.S.	(23,500,000)	(126,500,000)	(117,100,000)
Foreign	(64,300,000)	115,200,000	243,400,000
Total	(87,800,000)	(11,300,000)	126,300,000
Parent current tax expense (benefit)	9,700,000
Parent deferred income tax expense (benefit)	0
Parent income tax expense (benefit)	9,700,000
Current Federal and state tax expense (benefit)	800,000
Deferred federal and state tax expense (benefit)	0
Federal and State Income Tax Expense Benefit Continuing Operations	800,000
Current Foreign Tax Expense (Benefit)	18,800,000	17,800,000	22,100,000
Deferred Foreign Income Tax Expense (Benefit)	(26,700,000)	8,200,000	(16,600,000)
Foreign Income Tax Expense (Benefit), Continuing Operations	(7,900,000)	26,000,000	5,500,000
Current Income Tax Expense (Benefit)	29,300,000	20,700,000	20,200,000
Deferred Income Tax Expense (Benefit)	(26,700,000)	23,300,000	(16,600,000)
increase to reserve for uncertain tax positions	7,500,000
Current Federal Tax Expense (Benefit)		1,600,000	(1,900,000)
Deferred Federal Income Tax Expense (Benefit)		15,200,000	0
Federal Income Tax Expense (Benefit), Continuing Operations		16,800,000	(1,900,000)
Current State and Local Tax Expense (Benefit)		1,300,000
Deferred State and Local Income Tax Expense (Benefit)		(100,000)
State and Local Income Tax Expense (Benefit), Continuing Operations		1,200,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	17.00%	17.00%	(35.00%)
Income tax at statutory rate	(17.00%)	(17.00%)	35.00%
Effect of international operations (1)	75.30%	377.40%	(18.40%)
Foreign incentives	(0.40%)	(19.50%)	(3.50%)
Valuation allowance	(62.40%)	48.20%	(6.70%)
Other, net	(1.00%)	0.30%	(0.40%)
Effective tax (benefit) expense rate	3.00%	389.40%	2.90%
Reduction valuation allowance	86,900,000
ConcessionaryTaxRateOnQualifyingIncome	0.00%
Tax authority positions, net	8.50%	0.00%	(3.10%)
Income Tax Expense (Benefit)	400,000	2,200,000	4,600,000
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of year	1,400,000	1,600,000
Additions based on tax positions related to the current year	7,500,000	0
Reductions for tax positions of prior years	(200,000)	(200,000)
End of year	8,700,000	1,400,000	1,600,000
Unrecognized Tax Benefits Subject To Audit	8,900,000	1,600,000	1,800,000
UnrecognizedTaxBenefitsIncreasesResultingFromCostAllocationsAndTaxableIncomeAdjustments,Foreign Operations	7,300,000
Inventories	4,800,000	5,700,000
Restructuring liabilities	5,200,000	10,300,000
Expense accruals	10,500,000	18,800,000
Property, plant and equipment	7,000,000	104,200,000
Pension, medical, and other employee benefits	17,500,000	15,300,000
Net operating loss carryforwards	67,000,000	19,700,000
Tax credits	11,500,000	73,600,000
Other	6,300,000	12,800,000
Total deferred tax assets	129,800,000	260,400,000
Valuation allowance	(81,800,000)	(224,800,000)
Net deferred tax assets	48,000,000	35,600,000
Pension	0	(6,600,000)
Other	(5,000,000)	(7,500,000)
Total deferred tax liabilities	(5,000,000)	(14,100,000)
Net deferred tax assets	43,000,000	21,500,000
Current deferred tax assets, net (recorded in deferred tax asset and accrued liabilities)	26,600,000	5,900,000
Non-current deferred tax assets, net (recorded in other assets and other liabilities)	16,400,000	15,600,000
IncreaseDecreaseInDeferredTaxAssetsNet	21,500,000
Settlement of supply agreement [Member]
Income Taxes [Line Items]
Income Tax Expense (Benefit)	$ 62,700,000